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               [SECURITY FIRST LIFE INSURANCE COMPANY LETTERHEAD]




May 21, 1999


Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

        Re:    Security First Life Separate Account A
               '33 Act File No. 33-9221
               '40 Act File No. 811-3365
               -------------------------

Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Prospectus and Statement of Additional Information dated May 1, 1999 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.


Sincerely,

SECURITY FIRST LIFE SEPARATE ACCOUNT A


/s/ Richard C. Pearson
Richard C. Pearson
President